STOCKHOLDERS’ DEFICIT (Details Narrative) - Genesis Unicorn Capital Corp [Member] - USD ($)					6 Months Ended
	Feb. 14, 2023	Feb. 17, 2022	Nov. 19, 2021	Mar. 15, 2021	Jun. 30, 2023	May 17, 2023	Feb. 17, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized					1,250,000			1,250,000
Preferred stock, par value					$ 0.0001			$ 0.0001
Preferred stock, shares issued					0			0
Preferred stock, shares outstanding					0			0
Common stock, shares outstanding	8,023,765
Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price per share					$ 0.01
IPO [Member]
Class of Stock [Line Items]
Number of shares issued		8,625,000
Shares issued price per share		$ 10.00			$ 10.00	$ 0.20	$ 0.20
Warrants outstanding					8,625,000
Private Placement [Member]
Class of Stock [Line Items]
Number of shares issued		377,331
Shares issued price per share		$ 10.15
Warrants outstanding								377,331
Sponsor [Member]
Class of Stock [Line Items]
Shares issued price per share					$ 12.50
Common stock shares canceled during period			718,750
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized					125,000,000			125,000,000
Common stock, par value					$ 0.0001			$ 0.0001
Common stock, voting rights					Holders of Class A common stock are entitled to one vote for each share.
Common stock, shares issued					420,456			420,456
Common stock, shares outstanding	5,867,515				420,456			420,456
Common stock, possible redemption					5,447,059			8,625,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized					12,500,000			12,500,000
Common stock, par value					$ 0.0001			$ 0.0001
Common stock, voting rights					Holders of Class B common stock are entitled to one vote for each share.
Common stock, shares issued					2,156,250			2,156,250
Common stock, shares outstanding					2,156,250			2,156,250
Number of shares issued	2,156,250
Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Number of shares issued				2,875,000
Sale of units in initial public offering, net of offering costs				$ 25,000
Shares issued price per share				$ 0.012